Commitments and contingencies - Right-of-use lease asset balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and contingencies
Carrying amount, January 1, 2021	$ 267,168	$ 82,794
ROU assets acquired (Note 4)	7,129	155,662
Difference in exchange	(52)
Additions to leased assets	44,342	53,527
Depreciation charges	(34,237)	(22,553)
Changes in assets held for sale	761	(2,262)
Carrying amount, December 31, 2021	$ 285,111	$ 267,168